Annual Fund Operating Expenses	0 Months Ended
	Aug. 01, 2012
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.63%
Fee waivers and/or reimbursements	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.63%
Fee waivers and/or reimbursements	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.44%
Fee waivers and/or reimbursements	(0.02%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.42%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class R Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.32%	[2]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	(0.02%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.72%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.44%
Fee waivers and/or reimbursements	(0.02%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.42%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.63%
Fee waivers and/or reimbursements	(0.07%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.15%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.73%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.63%
Fee waivers and/or reimbursements	(0.15%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.48%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[2]
Total annual Fund operating expenses	1.63%
Fee waivers and/or reimbursements	(0.15%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.48%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.42%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[2]
Total annual Fund operating expenses	0.63%
Fee waivers and/or reimbursements	(0.15%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.48%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	0.97%
Fee waivers and/or reimbursements	(0.24%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.73%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.72%
Fee waivers and/or reimbursements	(0.24%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.48%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.72%
Fee waivers and/or reimbursements	(0.24%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.48%
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[2]
Total annual Fund operating expenses	0.72%
Fee waivers and/or reimbursements	(0.24%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.48%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements	(0.20%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.20%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.20%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[2]
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements	(0.20%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.00%
Fee waivers and/or reimbursements	(0.19%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.75%
Fee waivers and/or reimbursements	(0.19%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.75%
Fee waivers and/or reimbursements	(0.19%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	0.75%
Fee waivers and/or reimbursements	(0.19%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.17%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.17%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.17%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[2]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.17%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements	(0.20%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.20%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[2]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.20%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[2]
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements	(0.20%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.14%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.14%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.14%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[2]
Total annual Fund operating expenses	0.70%
Fee waivers and/or reimbursements	(0.14%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Shares
Operating Expenses:
Management fees	none
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	none
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Shares
Operating Expenses:
Management fees	none
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	none

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.42% for Class I, 1.06% for Class R, 0.72% for Class R4 and 0.81% for Class W.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.42% for Class Y.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.56% for Class Z.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.73% for Class A, 1.48% for Class B and 1.48% for Class C.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.48% for Class Z.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B and 1.56% for Class C.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.56% for Class Z.
[10]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.56% for Class Z.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.56% for Class Z.